EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Table Text Block]	hese warrants were granted as part of a financing agreement:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.010	700,000	5.13	$0.010	700,000	$0.010

$0.250	94,783	0.84	$0.250	94,783	$0.250

$0.550	448,011	1.84	$0.550	448,011	$0.550

$0.575	2,828,405	1.84	$0.575	2,828,405	$0.575
	4,071,199	2.39	$0.468	4,071,199	$0.468
These warrants were granted as part of a financing agreement:

		Weighted	Weighted		Weighted
		average	average		average
Range of	Number of	remaining	exercise		exercise
exercise	warrants	contractual	price of	Number of	price of
Prices	Outstanding	life (years)	outstanding Warrants	warrants Exercisable	exercisable Warrants
$0.010	700,000	5.38	$0.010	700,000	$0.010

$0.250	94,783	1.09	$0.250	94,783	$0.250

$0.550	1,175,281	2.09	$0.550	1,175,281	$0.550

$0.575	2,828,405	2.09	$0.575	2,828,405	$0.575
	4,798,469	2.55	$0.480	4,798,469	$0.480

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Transactions involving warrants are summarized as follows:

	Number of	Weighted Average
	Warrants	Exercise Price
Warrants outstanding at December 31, 2014	4,798,469	$0.480

Granted	-	-
Exercised	(727,270)	0.550
Cancelled / Expired	-	-

Warrants outstanding at March 31, 2015	4,071,199	$0.468
Transactions involving warrants are summarized as follows:

		Weighted Average
	Number of Shares	Exercise Price
Warrants outstanding at December 31, 2012	7,036,000	$0.409

Granted	-	$-
Exercised	(396,871)	$0.504
Cancelled / Expired	(820,000)	0.100
Warrants outstanding at December 31, 2013	5,819,129	$0.457

Exercised	(1,020,660)	$0.348
Cancelled / Expired	-	$-
Warrants outstanding at December 31, 2014	4,798,469	$0.480

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]	The following table summarizes the changes outstanding and the related prices for the options to purchase shares of the Company’s common stock issued by the Company:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	Remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	Outstanding	life (years)	Options	Exercisable	Options
$0.350	1,200,000	2.43	$0.350	1,200,000	$0.350

$0.380	92,500	0.75	$0.380	92,500	$0.380

$0.400	275,000	1.76	$0.400	150,000	$0.400

$0.450	132,500	0.60	$0.450	132,500	$0.450

$0.474	132,500	0.68	$0.474	132,500	$0.474

$0.480	132,500	0.75	$0.480	132,500	$0.480

$0.570	225,000	2.76	$0.570	225,000	$0.570

$1.310	75,000	3.43	$1.310	12,500	$1.310

$1.440	15,000	1.59	$1.440	15,000	$1.440

$1.460	100,000	3.25	$1.460	100,000	$1.460

$1.600	310,000	2.76	$1.600	310,000	$1.600

$1.900	15,000	2.59	$1.900	15,000	$1.900

$2.000	500,000	1.92	$2.000	500,000	$2.000
	3,205,000	2.13	$0.833	3,017,500	$0.841
The following table summarizes the options to purchase shares of the Company’s common stock which were outstanding at December 31, 2014:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	Remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
Prices	Outstanding	life (years)	Options	Exercisable	Options
$0.350	1,200,000	2.67	$0.350	1,200,000	$0.350

$0.380	132,500	0.25	$0.380	132,500	$0.380

$0.400	275,000	2.01	$0.400	125,000	$0.400

$0.450	132,500	0.50	$0.450	132,500	$0.450

$0.474	132,500	0.75	$0.474	132,500	$0.474

$0.480	132,500	1.00	$0.480	132,500	$0.480

$0.570	225,000	3.01	$0.570	200,000	$0.570

$1.310	75,000	3.67	$1.310	12,500	$1.310

$1.440	15,000	1.84	$1.440	15,000	$1.440

$1.460	100,000	3.50	$1.460	100,000	$1.460

$1.600	310,000	3.01	$1.600	280.000	$1.600

$1.900	15,000	2.84	$1.900	15,000	$1.900

$2.000	500,000	2.17	$2.000	500,000	$2.000
	3,245,000	1.97	$0.822	2,977,500	$0.591

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]	Transactions involving stock options are summarized as follows:

	Number of Shares	Weighted Average Exercise Price
Options outstanding at December 31, 2014	3,245,000	$0.822

Granted	-	$-
Exercised	(40,000)	0.350
Cancelled / Expired	-	$-

Options outstanding at March 31, 2015	3,205,000	$0.833
Transactions involving stock options are summarized as follows:

	Options	Weighted Average Exercise Price
Outstanding at December 31, 2012	2,070,000	$0.375

Issued	910,000	$0.807
Exercised	-	-
Forfeited or expired	(400,000)	0.350
Outstanding as December 31, 2013	2,580,000	$0.544

Issued	705,000	1.836
Exercised	(20,000)	0.350
Forfeited or expired	(20,000)	0.350
Outstanding at December 31, 2014	3,245,000	$0.822

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The Company valued warrants and options using the Black-Scholes valuation model utilizing the following variables:

	March 31,	March 31,
	2015	2014
Volatility	49.18%	189.28%
Dividends	$-	$-
Risk-free interest rates	0.14%	0.37%
Term (years)	0.17 – .92	4.00
The Company valued stock options and warrants using the Black-Scholes valuation model utilizing the following variables:

	December 31, 2014	December 31, 2013
Volatility	88.72% to 189.71%	186.46% to 189.28%
Dividends	$0 to 0	$0 to 0
Risk-free interest rates	0.37% to 0.42%	0.04% to 0.37%
Term (years)	2.00 to 5.00	0.45 to 4.00

Schedule of Options Exercise Price [Table Text Block]	The exercise price grant dates in relation to the market price during 2014 and 2013 are as follows:

	2014	2013
Exercise price lower than market price	-	-

Exercise price equal to market price	-	-

Exercise price exceeded market price	$1.31 to $2.00	$0.40 to $1.60